Income Tax - Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Profit before tax	$ 11,332	$ 18,668	$ 6,535
Tax at statutory rate of 20% (2017: 20%; 2016: 20%)	2,266	3,734	1,307
Foreign income taxed at different rate	697	1,151	599
Expenses not deductible for tax purpose	(33)	600	225
Utilization of previously unrecognized tax losses	(128)	(1,066)	(21)
Tax benefit arising from previously unrecognized tax losses	(298)	(137)
Net deferred tax asset not recognized	679	78	1,305
Written-off deferred tax	(4)	10	(678)
Tax exempt on income	(135)	(245)	(21)
Uncertain tax position	11	(270)	(3,010)
Return to provision adjustment	1	348	77
Deferred tax liability arising from undistributed earnings	578	602	681
Withholding tax on dividends	270	349	118
Others	(18)	(14)	(72)
Income tax expense reported in the income statement	$ 3,886	$ 5,140	$ 510